NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Details)	12 Months Ended
Dec. 31, 2023
Freedom Mobile Inc
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Percentage of equity held	100.00%
Percentage of voting rights	100.00%
VMedia Inc.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Percentage of equity held	100.00%
Percentage of voting rights	100.00%
Videotron Infrastructures Inc.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Percentage of equity held	100.00%
Percentage of voting rights	100.00%
Videotron US Inc.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Percentage of equity held	100.00%
Percentage of voting rights	100.00%
SETTE Inc.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Percentage of equity held	84.53%
Percentage of voting rights	84.53%